AST BOND PORTFOLIO 2033
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Long-Term Investment — 93.7%
Affiliated Mutual Fund
Fixed Income
AST Target Maturity Central Portfolio*	379,155	$4,053,166
(cost $3,626,496)

Short-Term Investment — 1.9%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $81,558)	81,558	81,558

TOTAL INVESTMENTS—95.6% (cost $3,708,054)(wa)		4,134,724

Other assets in excess of liabilities(z) — 4.4%		191,778

Net Assets — 100.0%		$4,326,502

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
14	10 Year U.S. Treasury Notes	Jun. 2025	$1,557,063	$19,146
30	10 Year U.S. Ultra Treasury Notes	Jun. 2025	3,423,750	45,678
				64,824
Short Positions:
5	2 Year U.S. Treasury Notes	Jun. 2025	1,035,859	(4,421)
19	5 Year U.S. Treasury Notes	Jun. 2025	2,054,969	(18,748)
5	20 Year U.S. Treasury Bonds	Jun. 2025	586,406	(8,991)
3	30 Year U.S. Ultra Treasury Bonds	Jun. 2025	366,750	(7,567)
				(39,727)
				$25,097
Other information regarding the Portfolio is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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